SCHEDULE OF INVENTORIES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Finished goods	$ 542,934	$ 3,017,363
Parts	513,008	373,459
Inventories	$ 1,055,942	$ 3,390,822